NATURE AND CONTINUANCE OF OPERATIONS (Detail Textuals) - CAD ($)		12 Months Ended
	May 02, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Accumulated deficit		$ (52,855,947)	$ (17,829,369)
Emerald Health Therapeutics Canada Inc. ("EHTC")
Disclosure of subsidiaries [line items]
Proportion of ownership interest	100.00%	100.00%	100.00%